Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net
Schedule of intangible assets

	Useful life	December 31,
		2024	2023
Intellectual property rights	20 years	$21,718	$23,628
Patents and trademarks	20 years	865,682	884,720
Total		887,400	908,348
Less: Accumulated amortization		(270,428)	(242,240)
Total		$616,972	$666,108

Schedule of estimated future amortization of intangibles

Year ending December 31,	Amount
2025	$70,488
2026	70,488
2027	70,488
2028	70,488
2029	70,488
Thereafter	264,532
$616,972